Intangible assets, net (Details Narrative) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 0	¥ 5,886,401